Shareholders' Equity (Share Options, Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended		144 Months Ended	194 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2015	Nov. 27, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields		0.00%		0.00%
Stock compensation expense	$ 186,000	$ 518,000
Warrants outstanding	6,000,000				6,000,000	6,000,000
Number of shares entitled by warrants	6,000,000				6,000,000	6,000,000	1,500,000
Warrant exercise price	$ 2.5				$ 2.5	$ 2.5	$ 2.50
Proceeds from issuance of warrants	$ 954,660
Issuance of Warrants, sales price per warrant	$ 0.15911
2003 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted	65,000				1,708,336
Share options outstanding	672,539				672,539	672,539
Share options available for grant	654,922				654,922	654,922
Options outstanding, weighted average exercise price	$ 1.25				$ 1.25	$ 1.25
RiT Inc. Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted						27,242
Share options outstanding	3,550				3,550	3,550